Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
410 o 539 o 0000



                                                     May 4, 2007


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room


         Re:      Legg Mason Income Trust, Inc.
                  1933 Act File No. 33-12092
                  1940 Act File No. 811-5029


Ladies and Gentlemen:


         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus with respect to the above-referenced fund does not differ from that filed in Post-Effective Amendment No. 45 that was filed electronically on April 25, 2007.


                                                     Very truly yours,

                                                 /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel


RMW:jar